Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment information
	2018	2017	2016
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing	13,770	11,001	13,721
Engineering	6,334	6,349	8,757
	20,104	17,350	22,478
Operating loss
Trading and manufacturing	(119)	(153)	(346)
Engineering	(821)	(306)	(209)
Unallocated corporate expenses	(119)	(115)	(115)
	(1,059)	(574)	(670)

	2018	2017	2016
	US$’000	US$’000	US$’000
Depreciation:
Trading and manufacturing	43	41	43
Engineering	17	20	12
	60	61	55
Capital Expenditures, Gross
Trading and manufacturing	79	13	12
Engineering	6	5	48
	85	18	60

	2018	2017
	US$’000	US$’000
Assets
Trading and manufacturing	9,951	5,049
Engineering	13,114	18,688
	23,065	23,737
Liabilities
Trading and manufacturing	4,233	2,806
Engineering	3,287	3,824
	7,520	6,630

Geographical analysis of revenue and assets

Geographical analysis of revenue by customer location is as follows:

	2018	2017	2016
	US$’000	US$’000	US$’000
Revenue -
The PRC	8,026	7,740	10,604
Hong Kong	11,169	9,270	11,687
Others	909	340	187
	20,104	17,350	22,478

(iii)	Long-lived assets (1)

Geographical analysis of long-lived assets is as follows:

	2018	2017
	US$’000	US$’000

Hong Kong	504	460
The PRC	250	274
	754	734

(1)	Long-lived assets represent property, plant and equipment, net.

Major suppliers and customers

Details of individual suppliers accounting for more than 5% of the Group’s purchases are as follows:

	2018	2017	2016
Supplier A	55%	45%	63%
Supplier B	8%	10%	7%
Supplier C	7%	9%	5%
Supplier D	7%	4%	5%

Details of individual customers accounting for more than 5% of the Group’s revenue are as follows:

	2018	2017	2016

Customer A	15%	10%	13%
Customer B	7%	-	-
Customer C	-	7%	-
Customer D	-	5%	-
Customer E	-	5%	6%
Customer F	-	-	6%
Customer G	-	-	6%